SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Revenues by Geographical Areas from External Customers) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 290,103	$ 203,518	$ 141,841
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	147,209	102,603	72,243
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		77,465	55,311	38,376
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		25,904	19,134	14,666
Asia and others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		39,524	26,470	16,556
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 131,796	$ 91,661	$ 64,673

[1]	Include revenue from USA in amount of 64,673, 91,661 and 131,796 for 2014, 2015 and 2016 respectively.